OTHER FINANCIAL ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of financial assets [abstract]
Disclosure of other financial assets [Table Text Block]
	As at December 31,
	2022	2021
Current:
Marketable securities	2,568	3,110
Copper price options (Note 7)	6,184	3,904
Fuel call options (Note 7)	261	-
	9,013	7,014
Long-term:
Investment in private companies	1,200	1,200
Reclamation deposits	434	434
Restricted cash	1,355	1,268
	2,989	2,902